ASSET DECOMMISSIONING OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
ASSET DECOMMISSIONING OBLIGATION
Schedule of position of the amounts corresponding to total asset retirement liability

	12/31/21			12/31/20
	Total Cost	Present Value	Present Value	Present Value
Plant	Estimate	Adjustment	Estimate	Estimate
Angra 1	3,017,913	(1,176,570)	1,841,343	1,717,823
Angra 2	3,457,180	(2,030,222)	1,426,958	1,322,188
Total	6,475,093	(3,206,792)	3,268,301	3,040,011